Label	Element	Value
Allspring Asset Allocation Fund | Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional)
Prospectus [Line Items]	oef_ProspectusLineItems
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 31 and 33 of the Prospectus and “Additional Purchase and Redemption Information” on page 86 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 59 for further information.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2026
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Assuming you sold your shares, you would pay:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Assuming you held your shares, you would pay:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	111.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund is a fund-of-funds that invests in various affiliated mutual funds and exchange-traded funds (“Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may invest in Allspring Master Portfolios, in other Allspring Funds, or directly in securities. The Fund is a diversified investment, providing exposure to equity, fixed income and alternative investment strategies. The Fund invests at least 55% and up to 75% of its assets in stock funds and at least 25% and up to 45% of its assets in bond funds.

The Fund may be exposed to any asset class, including, for example, U.S. and foreign equities (including emerging market equities), U.S. and foreign fixed income securities (including emerging markets fixed income securities), and alternative investments. The Underlying Funds may gain their investment exposures directly or through investment in derivatives.

The Fund will incorporate a Tactical Asset Allocation (TAA) Overlay strategy which invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies. The TAA Overlay strategy seeks to improve the Fund’s risk/return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. Dependent upon market conditions, the TAA Overlay may increase or decrease exposures to a given asset class.

As part of managing the Fund’s level of risk, both in absolute terms and relative to its benchmark, we may make changes to the allocations among investment styles at any time. We may use cash flows or effect transactions to accomplish these changes.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.allspringglobal.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Highest Quarter: June 30, 2020	+14.53%
Lowest Quarter: March 31, 2020	-15.02%
Year-to-date total return as of June 30, 2025 is +6.73%

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	oef_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Allspring Asset Allocation Fund | Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund may lose money
Allspring Asset Allocation Fund | Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Allspring Asset Allocation Fund | Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Allspring Asset Allocation Fund | Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Allspring Asset Allocation Fund | Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Allspring Asset Allocation Fund | Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Underlying Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
Allspring Asset Allocation Fund | Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Allspring Asset Allocation Fund | Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Allspring Asset Allocation Fund | Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Foreign Currency Contracts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Allspring Asset Allocation Fund | Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Allspring Asset Allocation Fund | Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Futures Contracts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Allspring Asset Allocation Fund | Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Growth/Value Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Allspring Asset Allocation Fund | Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | High Yield Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Allspring Asset Allocation Fund | Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Allspring Asset Allocation Fund | Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

Allspring Asset Allocation Fund | Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Options Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Allspring Asset Allocation Fund | Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Smaller Company Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Allspring Asset Allocation Fund | Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Swaps Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements (“swaptions”), both of which are types of derivatives, may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

Allspring Asset Allocation Fund | Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

Allspring Asset Allocation Fund | Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.28%	[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.48%	[2]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.44%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.20%	[2]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.07%	[2],[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 678
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	922
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,185
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,935
Bar Chart [Heading]	oef_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (returns do not reflect sales charges and would be lower if they did)
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Year-to-date total return as of June 30, 2025 is +6.73%
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	6.73%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2020
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	14.53%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(15.02%)
Allspring Asset Allocation Fund | Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.28%	[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.48%	[2]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.44%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.95%	[2]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.82%	[2],[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 285
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	600
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,040
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,264
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	600
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,040
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,264
Allspring Asset Allocation Fund | Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Administrator Class
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.28%	[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.41%	[2]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.44%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.13%	[2]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.90%	[2],[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	336
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	600
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,354
Allspring Asset Allocation Fund | Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.28%	[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.16%	[2]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.44%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.88%	[2]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.75%	[2],[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	475
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,072
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Asset Allocation Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.92%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.10%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.99%	[4]
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.33%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.35%
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.81%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.55%
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(5.02%)
Annual Return [Percent]	oef_AnnlRtrPct	4.69%
Annual Return [Percent]	oef_AnnlRtrPct	14.80%
Annual Return [Percent]	oef_AnnlRtrPct	(9.58%)
Annual Return [Percent]	oef_AnnlRtrPct	19.77%
Annual Return [Percent]	oef_AnnlRtrPct	13.58%
Annual Return [Percent]	oef_AnnlRtrPct	13.46%
Annual Return [Percent]	oef_AnnlRtrPct	(15.99%)
Annual Return [Percent]	oef_AnnlRtrPct	14.32%
Annual Return [Percent]	oef_AnnlRtrPct	10.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.31%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.24%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.78%
Performance Inception Date	oef_PerfInceptionDate	Jul. 29, 1996
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Class A | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.78%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.16%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.32%
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.35%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.37%
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.83%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.85%
Performance Inception Date	oef_PerfInceptionDate	Oct. 03, 2002
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Administrator Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.78%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.04%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.77%
Performance Inception Date	oef_PerfInceptionDate	Oct. 03, 2002
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.03%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.85%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.78%
Performance Inception Date	oef_PerfInceptionDate	Nov. 30, 2012

[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[2]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
[3]	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.07% for Class A, 1.82% for Class C, 0.90% for Administrator Class and 0.75% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	Source: Allspring Funds Management, LLC. The Asset Allocation Blended Index is composed of 45% of the Russell 3000® Index, 35% of the Bloomberg U.S. Aggregate Bond Index and 20% of the MSCI ACWI ex USA Index (Net). Prior to June 16, 2018, it was comprised of 65% of the MSCI ACWI Index (Net) and 35% of the Bloomberg U.S. Aggregate Bond Index. You cannot invest directly in an index.